INCOME TAX AND SOCIAL CONTRIBUTION- Deferred income tax and social contribution by subsidiaries (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 9,689,596	R$ 7,368,143
Deferred tax liabilities	(11,325,757)	(10,913,847)
Net asset( liability)	(1,636,161)	4,193,607	R$ 8,260,501
Tax Credits without Tax Loss and Negative Base
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,182,759	743,924
Eletronorte
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,000,596	2,231,396
Deferred tax liabilities	(1,718,093)	(1,596,808)
Net asset( liability)	282,503	634,588
CGT Eletrosul
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,853,789
Deferred tax liabilities	(1,213,385)
Net asset( liability)	1,640,404
CGT Eletrosul | Tax Credits without Tax Loss and Negative Base
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,548,950
Amazonas GT
Temporary difference unused tax losses and unused tax credits
Deferred tax assets		13,315
Net asset( liability)		13,315
Chesf
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,848,014	1,258,550
Deferred tax liabilities	(1,702,027)	(1,670,892)
Net asset( liability)	145,987	(412,342)
Subtotal
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	6,702,399	2,244,711
Deferred tax liabilities	(4,633,505)	(1,596,808)
Net asset( liability)	2,068,894	647,903
ELETROSUL
Temporary difference unused tax losses and unused tax credits
Deferred tax assets		546,089
Deferred tax liabilities		(946,288)
Net asset( liability)		(400,199)
Eletrobras
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(650,523)	(628,904)
Net asset( liability)	(650,523)	(628,904)
Furnas
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,159,704	2,541,558
Deferred tax liabilities	(5,203,825)	(5,281,874)
Net asset( liability)	(3,044,121)	(2,740,316)
Eletropar
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(10,411)	(11,846)
Net asset( liability)	(10,411)	(11,846)
Eletronuclear
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	827,493	777,235
Deferred tax liabilities	(827,493)	(777,235)
Subtotal
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,987,197	5,123,432
Deferred tax liabilities	(6,692,252)	(9,317,039)
Net asset( liability)	R$ (3,705,055)	R$ (4,193,607)